Provisions - Summary of Breakdown of Provisions (Detail) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Other Provisions [Abstract]
Provision for legal proceedings, current	$ 3,497,786	$ 4,694,579
Decommissioning or restoration, current	0	0
Other provisions, current	2,138,385	1,798,953
Other current provisions, Total	5,636,171	6,493,532
Provision for legal proceedings, non-current	13,936,190	5,308,206
Decommissioning or restoration, non-current	64,486,647	57,798,702
Other provisions, non-current	0	0
Other long-term provisions, Total	$ 78,422,837	$ 63,106,908